Average Annual Total Returns - Allspring U.S. Equity Funds - Classes A , R6 and Institutional			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Emerging Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	3.18%	9.57%
Emerging Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Emerging Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.97%	(2.22%)	9.17%
Performance Inception Date		Mar. 31, 2008
Emerging Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.33%	(4.50%)	6.18%
Performance Inception Date		Mar. 31, 2008
Emerging Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.44%	(1.61%)	7.08%
Performance Inception Date		Mar. 31, 2008
Emerging Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.66%	(0.65%)	10.29%
Performance Inception Date	[1]	Jul. 31, 2018
Emerging Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			9.58%	(0.72%)	10.22%
Performance Inception Date		Mar. 31, 2008
Large Cap Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%	10.53%
Large Cap Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			9.66%	10.20%	10.66%
Performance Inception Date		Jul. 26, 2004
Large Cap Value Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.30%	5.64%	7.44%
Performance Inception Date		Jul. 26, 2004
Large Cap Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.51%	7.10%	7.91%
Performance Inception Date		Jul. 26, 2004
Large Cap Value Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2]		16.76%	11.95%	11.77%
Performance Inception Date	[2]	Oct. 31, 2016
Large Cap Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			16.65%	11.85%	11.67%
Performance Inception Date		Jul. 26, 2004
Small Company Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	3.18%	9.57%
Small Company Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Small Company Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.98%	2.36%	8.44%
Performance Inception Date		Jan. 30, 2004
Small Company Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.76%)	(1.71%)	5.40%
Performance Inception Date		Jan. 30, 2004
Small Company Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.11%	1.43%	6.40%
Performance Inception Date		Jan. 30, 2004
Small Company Growth Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.64%	4.02%	9.55%
Performance Inception Date		Oct. 31, 2014
Small Company Growth Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			8.53%	3.93%	9.47%
Performance Inception Date		Mar. 31, 2008
Small Company Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Small Company Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.59%	8.88%	9.27%
Small Company Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(4.08%)	7.53%	8.12%
Performance Inception Date		Jan. 31, 2002
Small Company Value Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.34%)	6.27%	7.43%
Performance Inception Date		Jan. 31, 2002
Small Company Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.50%)	5.81%	6.56%
Performance Inception Date		Jan. 31, 2002
Small Company Value Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[3]		2.10%	9.22%	9.19%
Performance Inception Date	[3]	Oct. 31, 2016
Small Company Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			1.99%	9.11%	9.08%
Performance Inception Date		Jul. 30, 2010

[1]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[2]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[3]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.